REVENUE AND OTHER INCOME - Operations by business segment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments (Line Items)
Revenue	¥ 216,270	¥ 182,989	¥ 327,581
Total cost of revenues	148,929	208,991	246,255
Bad debt expense	(125,554)	(150,268)	(68,660)
Other expenses	124	0	0
Total Other Income	9,420	21,931	14,636
Loss from operations	(89,841)	(193,062)	(9,445)
Operating segments | Revenues
Disclosure Of Operating Segments (Line Items)
Revenue	216,270	182,989	327,581
Operating segments | Revenues | Sale of tile products
Disclosure Of Operating Segments (Line Items)
Revenue	144,743	182,989	327,581
Operating segments | Revenues | Business management and consulting
Disclosure Of Operating Segments (Line Items)
Revenue	71,527
Operating segments | Cost of revenues
Disclosure Of Operating Segments (Line Items)
Total cost of revenues	148,929	208,991	246,255
Operating segments | Cost of revenues | Sale of tile products
Disclosure Of Operating Segments (Line Items)
Total cost of revenues	83,436	208,991	246,255
Operating segments | Cost of revenues | Business management and consulting
Disclosure Of Operating Segments (Line Items)
Total cost of revenues	65,493
Operating segments | Operating costs and expenses
Disclosure Of Operating Segments (Line Items)
Total operating costs and expenses	40,924	38,723	36,747
Operating segments | Operating costs and expenses | Sale of tile products
Disclosure Of Operating Segments (Line Items)
Total operating costs and expenses	20,292	38,723	36,747
Operating segments | Operating costs and expenses | Business management and consulting
Disclosure Of Operating Segments (Line Items)
Total operating costs and expenses	9,955
Operating segments | Operating costs and expenses | Others
Disclosure Of Operating Segments (Line Items)
Total operating costs and expenses	10,677
Operating segments | Bad debt expense
Disclosure Of Operating Segments (Line Items)
Bad debt expense	125,554	150,268	68,660
Operating segments | Bad debt expense | Sale of tile products
Disclosure Of Operating Segments (Line Items)
Bad debt expense	115,407	150,268	68,660
Operating segments | Bad debt expense | Business management and consulting
Disclosure Of Operating Segments (Line Items)
Bad debt expense	10,147
Operating segments | Other expenses
Disclosure Of Operating Segments (Line Items)
Other expenses	124
Operating segments | Other expenses | Sale of tile products
Disclosure Of Operating Segments (Line Items)
Other expenses	90
Operating segments | Other expenses | Business management and consulting
Disclosure Of Operating Segments (Line Items)
Other expenses	34
Operating segments | Other income
Disclosure Of Operating Segments (Line Items)
Total Other Income	9,420	21,931	14,636
Operating segments | Other income | Sale of tile products
Disclosure Of Operating Segments (Line Items)
Total Other Income	9,389	14,682	7,436
Operating segments | Other income | Business management and consulting
Disclosure Of Operating Segments (Line Items)
Total Other Income	29	7,249	7,200
Operating segments | Other income | Others
Disclosure Of Operating Segments (Line Items)
Total Other Income	2
Operating segments | Loss (income) from operations
Disclosure Of Operating Segments (Line Items)
Loss from operations	(89,841)	(193,062)	(9,445)
Operating segments | Loss (income) from operations | Sale of tile products
Disclosure Of Operating Segments (Line Items)
Loss from operations	(65,093)	(193,062)	¥ (9,445)
Operating segments | Loss (income) from operations | Business management and consulting
Disclosure Of Operating Segments (Line Items)
Loss from operations	(14,073)
Operating segments | Loss (income) from operations | Others
Disclosure Of Operating Segments (Line Items)
Loss from operations	(10,675)
Operating segments | Segment assets
Disclosure Of Operating Segments (Line Items)
Total assets	177,867	225,386
Operating segments | Segment assets | Sale of tile products
Disclosure Of Operating Segments (Line Items)
Total assets	147,890	¥ 225,386
Operating segments | Segment assets | Business management and consulting
Disclosure Of Operating Segments (Line Items)
Total assets	27,222
Operating segments | Segment assets | Others
Disclosure Of Operating Segments (Line Items)
Total assets	¥ 2,755